Statements of Changes in Shareholders' Equity - 9 months ended Sep. 30, 2016 - USD ($) $ in Thousands	Total	Ordinary shares	Additional paid in capital	Accumulated other comprehensive income	Retained earnings
Balance at Dec. 31, 2015	$ 100,262	$ 76	$ 89,071	$ (283)	$ 11,398
Balance, shares at Dec. 31, 2015		30,295,949
Exercise of options	564	$ 1	563
Exercise of options, shares		408,399
Share-based compensation	2,080		2,080
Other comprehensive loss	450
Net income	8				8
Balance (Unaudited) at Sep. 30, 2016	$ 103,364	$ 77	$ 91,714	$ 167	$ 11,406
Balance (Unaudited), shares at Sep. 30, 2016		30,704,348